Voya Investment Management

April 30, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:

Voya Investors Trust (“Registrant”)

SEC File Nos. 33-23512; 811-5629

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Registrant’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectus; VY Clarion Global Real Estate Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectus; Voya Global Resources Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectus; VY JPMorgan Emerging Markets Equity Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Prospectus; VY DFA World Equity Portfolio’s Adviser Class, Institutional Class, and Service Class Prospectus; VY Franklin Templeton Founding Strategy Portfolio’s Adviser Class, Institutional Class, and Service Class Prospectus; Voya Global Perspectives Portfolio’s Adviser Class, Institutional Class, and Service Class Prospectus; Voya Retirement Portfolios’ Adviser Class and Institutional Class Prospectus; the Registrant’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Statement of Additional Information; and Voya Fund-of-Fund Portfolios’ Adviser Class, Institutional Class, and Service Class Statement of Additional Information, each dated May 1, 2014 that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 115 to the Trust’s Registration Statement on Form N-1A.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

cc:

Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Jeffrey S. Puretz, Esq.

Dechert LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.voyainvestments.com	Voya Investment Management